Premium Income and Premiums Paid to Reinsurers - Summary of Premiums Paid to Reinsurers- Premium Income and Premiums Paid to Reinsurers - Summary of Premium Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	€ 2,703	€ 2,434	€ 2,663
Life insurance general account [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	2,541	2,276	2,500
Non-Life insurance [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	162	158	163
Accident and health insurance [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	137	138	152
General insurance [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	€ 25	€ 19	€ 11